Segment Analysis - Summary of Analysis of Non-current Assets by Geographical Location (Detail) - Business segments [member] - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of geographical areas [line items]
Non-current assets	£ 9,611	£ 10,477	£ 8,858
North America [member]
Disclosure of geographical areas [line items]
Non-current assets	7,304	8,174	6,824
United Kingdom [member]
Disclosure of geographical areas [line items]
Non-current assets	978	906	787
Netherlands [member]
Disclosure of geographical areas [line items]
Non-current assets	154	135	125
Rest of Europe [member]
Disclosure of geographical areas [line items]
Non-current assets	746	801	723
Rest of world [member]
Disclosure of geographical areas [line items]
Non-current assets	£ 429	£ 461	£ 399